Post-Retirement Benefit Obligations - Summary of Expected Contributions of Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 3,551	¥ 4,079
Less than 1 year [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	161	165
2 to 5 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	635	660
Between 6 and 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	757	805
Over 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 1,998	¥ 2,449